S-K 1604(c) De-SPAC Dilution	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 1.44
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 8.56
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (734,770)
De-SPAC, Net Tangible Book Value, Adjusted	$ 240,635,123
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	30,992,500
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	28,100,000
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 242,694,871
No Redemption [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,325,978)
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 10.2
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ (0.2)
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (734,770)
De-SPAC, Net Tangible Book Value, Adjusted	$ (1,060,748)
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	8,087,269
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	5,194,769
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 1,000,000
Redemption at 100 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,325,978)
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 1.95
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 8.05
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (734,770)
De-SPAC, Net Tangible Book Value, Adjusted	$ 180,210,413
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	25,266,193
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	22,373,693
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 182,271,161
Redemption at 25 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,325,978)
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 2.8
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 7.2
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (734,770)
De-SPAC, Net Tangible Book Value, Adjusted	$ 119,786,692
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	19,539,885
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	16,647,385
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 121,847,440
Redemption at 50 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,325,978)
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 4.56
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 5.44
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (734,770)
De-SPAC, Net Tangible Book Value, Adjusted	$ 59,362,971
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	13,813,577
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	10,921,077
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 61,423,719
Redemption at 75 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,325,978)